Prepayments and Other Assets - Summary of Prepayments and Other Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepayments and Other Assets [Abstract]
Advances to suppliers	$ 1,042,917	$ 748,672
Deductible input VAT	527,286	395,398
Deferred financing costs	1,097,980
Receivables from third party payment platforms	8,030	53,419
Prepayment to service vendors	1,900,158	4,463,506
Receivables from underwriter		427,172
Loans to third parties	824,694
Others	557,724	409,196
Prepayments and Other Assets	5,958,789	6,497,363
Less: Other Non-Current Assets	1,711,830
Prepayments and other current assets	$ 4,246,959	$ 6,497,363